UNITED STATES
SECURITIES AND	EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice	of Securities Sold
Pursuant	to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Investment Portfolios
200	Park Avenue
New	York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-08673 Securities Act File Number: 333-47011

4(a). Last	day of	fiscal year	for	which this	notice is	filed:

December 31, 2005

4(b). [	] Check	box if this	Form	is being	filed late	(i.e. more than		90
calendar days after the			end	of the issuer’s fiscal year).			(See
Instruction		A.2)

Note: If the Form		is being filed late, interest must be				paid on	the
registration fee		due.

4(c). [	]	Check	box	if	this	is	the	last	time	the	issuer	will	be	filing	this
Form.

Core	Bond	Portfolio –	Initial	Shares
5.	Calculation of registration fee:

	(I)	Aggregate	sale price of		securities sold	$ -0-
		during the	fiscal	year	pursuant to section	---------------
24(f):

	(ii)	Aggregate	price of	securities redeemed or		$-0-
		repurchased during		the	fiscal year:	---------------

	(iii)	Aggregate	price of	securities redeemed or		$5,650,045
		repurchased during		any	PRIOR fiscal year	---------------
		ending no	earlier	than	October 11, 1995

1

that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ 5,650,045
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$ -0-
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(5,650,045)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .000107
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
Core Bond Portfolio – Service Shares 5. Calculation of registration fee:
(I)	Aggregate	sale price of		securities sold		$ -0-
	during the	fiscal	year	pursuant to section		---------------
24(f):

(ii)	Aggregate	price of	securities		redeemed or	$-0-
	repurchased during		the	fiscal	year:	---------------

(iii)	Aggregate	price of	securities		redeemed or	$-0-
	repurchased during		any	PRIOR	fiscal year	---------------

2

ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ -0-
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$ -0-
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .0001070
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
Core Value Portfolio – Initial Shares 5. Calculation of registration fee:
(I)	Aggregate	sale price of		securities		sold	$ 836,537
	during the	fiscal	year	pursuant to		section	---------------
24(f):

(ii)	Aggregate	price of	securities		redeemed or		$54,876
	repurchased during		the	fiscal	year:		---------------

3

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	$ 54,876
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$ 781,661
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$-0-
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .000107
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ 83.64
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 83.64 =============
Core Value Portfolio – Service Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities		sold	$-0-
	during	the fiscal year pursuant to	section	---------------
24(f):

4

(ii)	Aggregate price of securities redeemed or	$-0-
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	$-0-
Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$-0-
Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$-0-
future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x	.000107
fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============

Emerging Leaders Portfolio – Initial Shares

5. Calculation of registration fee:

(I) Aggregate sale price of securities sold $ 5,685,696

5

	during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$ 28,286,849
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ 5,534,814
	repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ (33,821,663)
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(28,135,967)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .000107
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ 0
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============

Emerging Leaders Portfolio – Service Shares

5. Calculation of registration fee:

6

(I)	Aggregate sale price of securities sold		$ 0
	during the fiscal year pursuant to section		---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$	0
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or	$	-0-
	repurchased during any PRIOR fiscal year		---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add		-$ 0
	Items 5(ii) and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than		$ 0
	Item 5(iv) [subtract Item 5(iv) from Item		---------------
5(i)]:

(vi)	Redemption credits available for use in		$(0)
	future years -- if Item 5(i) is less than		---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration		X .0001070
	fee (See Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v)		=$ 0
	by Item 5(vii) (enter “0” if no fee is		==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

7

			=$	0
			=============

Founders Discovery Portfolio – Initial Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold		$0
		during the fiscal year pursuant to section	---------------
		24(f):

	(ii)	Aggregate price of securities redeemed or	$0
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$-0-
		repurchased during any PRIOR fiscal year	---------------
		ending no earlier than October 11, 1995
		that were not previously used to reduce
		registration fees payable to the
		Commission:

	(iv)	Total available redemption credits [add	-$	0
		Items 5(ii) and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than		$0
		Item 5(iv) [subtract Item 5(iv) from Item	---------------
		5(i)]:

	(vi)	Redemption credits available for use in	$(0)
		future years -- if Item 5(i) is less than	---------------
		Item 5(iv) [subtract Item 5(iv) from Item
		5(I)]:

	(vii)	Multiplier for determining registration	x	.000107
		fee (See Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v)	=$ 0
		by Item 5(vii) (enter “0” if no fee is		==============
		due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============

Founders Discovery Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold		$0
	during the fiscal year pursuant to section	---------------
	24(f):

(ii)	Aggregate price of securities redeemed or	$0
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year	---------------
	ending no earlier than October 11, 1995
	that were not previously used to reduce
	registration fees payable to the
	Commission:

(iv)	Total available redemption credits [add	-$	0
	Items 5(ii) and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than		$0
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
	5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
	Item 5(iv) [subtract Item 5(iv) from Item
	5(I)]:

(vii)	Multiplier for determining registration	x	.000107
	fee (See Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ 0
	by Item 5(vii) (enter “0” if no fee is		==============
	due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
9

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============

Founders Growth Portfolio – Initial Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold	$ -0-
	during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ -0-
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$ -0-
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .000107
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

10

+$ -0- -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- ============

Founders Growth Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold	$ -0-
	during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ -0-
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$ -0-
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .000107
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

11

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ -0- -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
========

Founders International Equity Portfolio – Initial Shares
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold	$-0-
during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$-0-
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	$-0-
Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$-0-
Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$-0-
future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x	.0001070
fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the

12

fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

Founders International Equity Portfolio – Service Shares
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold	$-0-
during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$-0-
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	$-0-
Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$-0-
Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$-0-
future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x	.0001070
fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted

13

here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- ========

Midcap Stock Portfolio – Initial Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold	$ 9,266,751
	during the fiscal year pursuant to section	---------------
24(f):

(ii)	Aggregate price of securities redeemed or	$4,316,868
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year	---------------
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$ 4,316,868
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than	$ 4,949,883
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x .000107
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ 529.64
	by Item 5(vii) (enter “0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933

14

pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 529.64 =============

Midcap Stock Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold		$0
	during the fiscal year pursuant to section	---------------
	24(f):

(ii)	Aggregate price of securities redeemed or	$0
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year	---------------
	ending no earlier than October 11, 1995
	that were not previously used to reduce
	registration fees payable to the
	Commission:

(iv)	Total available redemption credits [add	-$	0
	Items 5(ii) and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than		$0
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
	5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
	Item 5(iv) [subtract Item 5(iv) from Item
	5(I)]:

(vii)	Multiplier for determining registration	x	.000107
	fee (See Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v)	=$	0
	by Item 5(vii) (enter “0” if no fee is		==============
	due):

15

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
Small Cap Stock Index Portfolio 5. Calculation of registration fee:
(I)	Aggregate	sale price of securities sold		$2,202,464
	during the	fiscal	year pursuant to section	---------------
24(f):

(ii)	Aggregate	price of	securities redeemed or	$1,002,115
	repurchased during		the fiscal year:	---------------

(iii)	Aggregate	price of	securities redeemed or	$-0-
	repurchased during		any PRIOR fiscal year	---------------
	ending no	earlier	than October 11, 1995
	that were	not previously used to reduce
	registration fees		payable to the
Commission:

(iv)	Total available redemption credits [add			- $ 1,002,115
	Items 5(ii) and 5(iii):			--------------

(v)	Net Sales	- if Item 5(I) is greater than		$ 1,200,349
	Item 5(iv)	[subtract Item 5(iv) from Item		---------------
5(i)]:

(vi)	Redemption	credits	available for use in	$-0-
	future years -- if		Item 5(i) is less than	---------------

16

	Item 5(iv) [subtract	Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration		x .000107
	fee (See Instruction	C.9):	--------------

(viii)	Registration fee due	(multiply Item 5(v)	=$ 128.44
	by Item 5(vii) (enter	“0” if no fee is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 128.44 =============

Technology Growth Portfolio – Initial Shares

5. Calculation of registration fee:

Aggregate	sale	price of		securities		sold	$ 1,098,039
during the	fiscal		year	pursuant to		section	------------
24(f):

Aggregate	price	of	securities		redeemed or		$1,521,728
repurchased during			the	fiscal	year:		---------------

Aggregate	price	of	securities		redeemed or		$-0-
repurchased during			any	PRIOR	fiscal	year	---------------
ending no	earlier		than	October 11,		1995
that were	not previously used				to reduce
registration fees			payable to		the
Commission:

Total available		redemption credits				[add	-$ 1,521,728
Items 5(ii) and		5(iii):					--------------

17

Net Sales	- if Item 5(I) is greater			than	$ -0-
Item 5(iv)	[subtract	Item 5(iv)	from	Item	---------------
5(i)]:

Redemption	credits available for use			in	$(423,689)
future years -- if Item 5(i) is			less	than	---------------
Item 5(iv)	[subtract	Item 5(iv)	from	Item
5(I)]:

Multiplier	for determining registration				x .000107
fee (See Instruction		C.9):			--------------

Registration fee due		(multiply	Item	5(v)	=$ -0-
by Item 5(vii) (enter		“0” if no	fee	is	==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============

Technology Growth Portfolio – Service Shares

5. Calculation of registration fee:

(I)	Aggregate	sale price of		securities		sold	$ -0-
	during the	fiscal	year	pursuant to		section	---------------
24(f):

(ii)	Aggregate	price of	securities		redeemed or		$-0-
	repurchased during		the	fiscal	year:		---------------

(iii)	Aggregate	price of	securities		redeemed or		$-0-
	repurchased during		any	PRIOR fiscal		year	---------------
	ending no	earlier	than	October	11,	1995
	that were	not previously used			to reduce

18

registration fees payable to the
Commission:

(iv)	Total available redemption credits [add	-$	-0-
	Items 5(ii) and 5(iii):		--------------

(v)	Net Sales - if Item 5(I) is greater than		$-0-
	Item 5(iv) [subtract Item 5(iv) from Item	---------------
5(i)]:

(vi)	Redemption credits available for use in	$(0)
	future years -- if Item 5(i) is less than	---------------
Item 5(iv) [subtract Item 5(iv) from Item
5(I)]:

(vii)	Multiplier for determining registration	x	.000107
	fee (See Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v)	=$ -0-
	by Item 5(vii) (enter “0” if no fee is		==============
due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
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[ X ] Wire Transfer [ ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By	(Signature	and	Title)*
_/s/ ___________________________________
Jeff Prusnofsky, Assistant Secretary

Date:

* Please print the name and title of the signing officer below the signature.

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